Note 20 - Other Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
20	Other liabilities

(i)	Other liabilities – Non current
	Year ended December 31,
	2018	2017
Post-employment benefits	115,087	125,012
Other-long term benefits	78,492	68,244
Miscellaneous	19,550	24,040
	213,129	217,296
Post-employment benefits

▪	Unfunded
	Year ended December 31,
	2018	2017
Values at the beginning of the year	101,889	96,229
Translation differences	(3,849)	2,893
Current service cost	7,400	7,851
Interest cost	5,070	5,462
Curtailments and settlements	-	21
Remeasurements (*)	(3,946)	10,907
Benefits paid from the plan	(9,719)	(22,107)
Other	473	633
At the end of the year	97,318	101,889

(*) For
2018
a gain of
$0.2
million is attributable to demographic assumptions and a gain of
$3.7
million to financial assumptions. For
2017
a loss of
$0.09
million is attributable to demographic assumptions and a loss of
$10.8
million to financial assumptions.

The principal actuarial assumptions used were as follows:
	Year ended December 31,
	2018	2017
Discount rate	2% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%

As of
December 31, 2018,
an increase / (decrease) of
1%
in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of
$7
million and
$6.2
million respectively, and an increase / (decrease) of
1%
in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of
$3.4
million and
$3.0
million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may
be correlated.

▪	Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:
	Year ended December 31,
	2018	2017
Present value of funded obligations	146,885	165,486
Fair value of plan assets	(132,438)	(145,692)
Liability (*)	14,447	19,794

(*) In
2018
and
2017,
$3.3
million corresponding to an overfunded plan were reclassified within other non-current assets, respectively.

20	Other liabilities (Cont.)

Post-employment benefits (Cont.)

▪	Funded (Cont.)

The movement in the present value of funded obligations is as follows:
	Year ended December 31,
	2018	2017
At the beginning of the year	165,485	159,612
Translation differences	(8,182)	7,300
Current service cost	1,328	592
Interest cost	5,691	6,034
Remeasurements (*)	(7,984)	3,602
Benefits paid	(9,453)	(11,654)
At the end of the year	146,885	165,486

(*) For
2018
a loss of
$0.4
million is attributable to demographic assumptions and a gain of
$8.4
million to financial assumptions. For
2017
a gain of
$0.4
million is attributable to demographic assumptions and a loss of
$4.1
million to financial assumptions. respectively.

The movement in the fair value of plan assets is as follows:
	Year ended December 31,
	2018	2017
At the beginning of the year	(145,692)	(132,913)
Translation differences	7,514	(6,802)
Return on plan assets	(4,936)	(5,849)
Remeasurements	3,967	(5,874)
Contributions paid to the plan	(3,108)	(6,230)
Benefits paid from the plan	9,453	11,654
Other	364	323
At the end of the year	(132,438)	(145,692)

The major categories of plan assets as a percentage of total plan assets are as follows:
	Year ended December 31,
	2018	2017
Equity instruments	53.5%	53.4%
Debt instruments	42.8%	42.9%
Others	3.7%	3.7%

The principal actuarial assumptions used were as follows:
	Year ended December 31,
	2018	2017
Discount rate	4% - 5%	4%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of
December 31, 2018,
an increase / (decrease) of
1%
in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of
$17.2
million and
$14.1
million respectively, and an increase / (decrease) of
1%
in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of
$1.6
million and
$1.5
million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may
be correlated.

The employer contributions expected to be paid for the year
2019
amount approximately to
$3.3
million.

The methods and types of assumptions used in preparing the sensitivity analysis did not
change compared to the previous period.

20	Other liabilities (Cont.)

(ii)       Other liabilities – current

	Year ended December 31,
	2018	2017
Payroll and social security payable	148,069	141,886
Miscellaneous	17,624	15,819
	165,693	157,705